Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income statements [abstract]
Finance costs	$ (10,021)	$ (52,489)
Cash generated from operating activities
Interest received	84,080	88,267
Interest paid	(427,464)	(261,431)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,375,000	1,270,000
Balance Sheets
Trade and other receivables	5,763	15,641
Trade and other payables	(65,903)	(51,490)
Rio Tinto [member]
Income statements [abstract]
Cost recoveries - Turquoise Hill	710	623
Management services payment	(31,041)	(30,055)
Cost recoveries - Rio Tinto	(42,836)	(40,627)
Cash and cash equivalents	16,194	20,175
Receivable from Rio Tinto	64,285	119,688
Income (loss) from transactions with related party	(101,400)	(38,617)
Cash generated from operating activities
Interest received	58,850	72,012
Interest paid	(156,814)	(11,918)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,375,000	1,270,000
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto	(60,828)	(61,145)
Balance Sheets
Cash and cash equivalents	210,000	741,711
Trade and other receivables	5,763	15,641
Prepaid expenses and other assets	82,808	2,928
Receivable from related party and other non-current financial assets	511,284	1,886,284
Total	743,952	2,595,074
Rio Tinto [member] | Completion Support Fee [member]
Income statements [abstract]
Finance costs	(108,712)	(108,421)
Rio Tinto [member] | Management Services [member]
Balance Sheets
Trade and other payables	(14,156)	(15,700)
Rio Tinto [member] | Cost recoveries [member]
Balance Sheets
Trade and other payables	$ (51,747)	$ (35,790)